UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2001
Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                                       [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:        FLETCHER ASSET MANAGEMENT, INC.
Address:     22 EAST 67TH STREET
             NEW YORK, NEW YORK  10021

Form 13F File Number: 28-3480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             DENIS KIELY
Title:            DEPUTY CHIEF EXECUTIVE OFFICER
Phone:            (212) 284-4800

Signature, Place, and Date of Signing:


 /S/ DENIS KIELY
----------------------------   ------------------------  ---------------------
    DENIS KIELY                 NEW YORK, NEW YORK       NOVEMBER 14, 2001
    DEPUTY CHIEF
    EXECUTIVE OFFICER



Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                       10

Form 13F Information Table Value Total:                       $44,989
                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    None








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                                FORM 13F REPORT


                                                                                                                       Item 8.
                                                                                                             ----------------------
                                                                                                                      Voting
                              Item 2     Item 3      Item 4        Item 5             Item 6          Item 7        Authority
                                                                                                                      Shares

                                                      Fair        Shares or            (B)       (C)                     (B)
                             Title of    CUSIP        Market     Principal    (A)   --------  --------        (A)     --------  C
Name of Issuer              -----------  ----------  ----------  ----------  ------  Shared    Shared       --------   Shared  None
                               Class     Number        Value       Amount     Sole  Defined    Other          Sole    --------
                                                     (x$1,000)                                                        Defined
Baker Hughes Inc            Common       057224107      1,245      43,000              X                       X
                            Stock

Clayton Homes Inc           Common       184190106        939      77,000              X                       X
                            Stock

Com21 Inc                   Common       205937105      1,127    2,450,000             X                       X
                            Stock

Cooper Cameron Corp         Common       216640102      4,231     129,000              X                       X
                            Stock

Fleetwood Enterprises Inc   Common       339099103        224      20,000              X                       X
                            Stock

MIDCAP SPDR TR              Unit Ser 1   595635103     11,369     143,643              X                       X

Newpark Res Inc             Common       651718504      2,106     312,038              X                       X
                            Stock

Schlumberger Ltd            Common       806857108     18,123     396,560              X                       X
                            Stock

Smith Intl Inc              Common       832110100      4,361     119,800              X                       X
                            Stock

SPDR TR                     Unit Ser 1   78462F103      1,264      12,100              X                       X

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